Supplemental Cash Flow Information - Supplemental Information About Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$ 262,216	$ 243,825	$ 231,698
Cash paid for redemption call premium on 2014 Senior Notes			32,759
Cash paid for income taxes, net of $5,546, $ 8,069 and $1,033 for refunds in 2012, 2011 and 2010	82,407	28,934	28,439
SUPPLEMENTAL DISCLOSURE OF CASH INVESTING ACTIVITIES:
Collections applied to principal of portfolio receivables			13,739
SUPPLEMENTAL DISCLOSURE OF CASH FINANCING ACTIVITIES:
Payments of portfolio notes payable			686
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	18,471	15,531	13,322
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	9,405
Net settlement of shares issued from the deferred compensation plan	2,231
Conversion of Class L common shares to Class A common shares		1,675,434
Stock and stock options exchanged in cashless exercises of stock options		$ 1,688